Loans - Summary of Information Related to Loans Granted to Shareholders (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Loans to class A and B shareholders	$ 7,220,520	$ 6,760,434
Class A and B shareholders
Disclosure of detailed information about financial instruments [line items]
Loans to class A and B shareholders	$ 397,300	$ 834,768
% Loans to class A and B shareholders over total loan portfolio	6.00%	12.00%
% Class A and B stockholders with loans over number of class A and B stockholders	10.00%	11.00%